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[MML BAY STATE  LETTERHEAD APPEARS HERE]



                                 May 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  MML Bay State Life Insurance Company
     MML Bay State Variable Life Separate Account I (Variable Life Plus Segment) File No. 33-19605

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the "Company") and MML Bay State Variable Life Separate Account I - Variable Life Plus (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in post-effective amendment number 11 to the Form S-6 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 28, 1999.


Sincerely,

/s/ Richard M. Howe, Esq.
-------------------------

Richard M. Howe
2nd Vice President & Associate
     General Counsel


RMH/ss